WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
WARRANTS
Schedule of Warrants Activity

	Warrants Outstanding	Exercise Price Per Share	Price Per Share on Date of Issuance
Balance, December 31, 2019	939,712	6.00 – 11.25	4.95 – 15.00
Granted	-	-	-
Expired	-	-	-
Balance, March 31, 2020	939,712	6.00 – 11.25	4.95 – 15.00

Balance, December 31, 2020	939,712	6.00 – 11.25	4.95 – 15.00
Granted	120,000	5.00	4.66
Expired	-	-	-
Balance, March 31, 2021	1,059,712	5.00 – 11.25	4.66 – 15.00

			Price Per
	Warrants Outstanding	Exercise Price Per Share	Share on Date of Issuance

Balance, December 31, 2018	911,602	7.65 – 11.25	8.55 – 15.00
Granted -Convertible Promissory Note	28,110	6.00	4.95
Expired	-	-	-

Balance, December 31, 2019 and 2020	939,712	6.00 – 11.25	4.95 – 15.00